UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	April 30, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2011

Total Return for the 6 Months Ended April 30, 2011
Class A	Class B	Class C	Class I	Barclays Capital Intermediate U.S. Government/ Credit Index[1]	Lipper Multi-Sector Income Funds Index[2]
3.45%	3.11%	3.15%	3.55%	–0.47%	3.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Economic growth slowed from the fourth quarter of 2010 (when it grew at an annualized pace of 3.1 percent) to the first quarter of 2011 (when it dropped to 1.8 percent annualized). The Federal Reserve's second round of quantitative easing (QE2), an asset purchase program intended to stimulate the economy by encouraging banks to lend, launched at the end of 2010. Unemployment finally showed some improvement, falling below 9 percent at its March reading, while non-farm payroll employment had back-to-back gains of more than 200,000 in both March and April. Inflation ticked upward amid higher food and gasoline prices. Commodity prices were already trending higher when flaring political tensions in the Middle East stoked fears about oil supply disruption. Japan's earthquake added to volatility in capital markets, as the country is a major supplier of the world's electronics and auto components.

The credit sector performed well as spreads over Treasuries declined during the period. Investment-grade corporate spreads tightened by almost 30 basis points, led by a strong rally in the financials sector. The lower-rated segments of the corporate sector led performance, with the Barclays Corporate High Yield Index returning 6.05 percent for the period. The U.S. high yield default rate steadily declined from trailing 12-month rate of 3.6 percent at the beginning of the period to 2.6 percent at the end of April. Improvement in corporate profits, lower overall leverage and declining default rates have supported investor appetite for high yield assets even as low interest rates led to an increase in issuance.

Convertible bonds, as represented by the Merrill Lynch U.S. BB- and Above Index, were up 10.06 percent for the six-month period, driven primarily by the recovery in equity prices. Investor demand remained high due to the attractiveness of convertibles in an uncertain equity market, while the supply of new issues has been dampened by low rates and credit spreads, which allowed issuers to borrow more cheaply in the traditional bond market. The resulting strong performance has led the Merrill Lynch U.S. BB- and Above Index to reach fair value, in our view.

Emerging market fixed income (as represented by the J.P. Morgan EMBI Global Index) posted slightly negative returns for the six-month period, returning –1.17 percent. Global risk assets generally underperformed during the last couple of months of 2010 as the appetite for risk subsided in November largely due to the fiscal crisis in Ireland. The EMBI Global Index returned –3.73 percent in the last two months of 2010. However, despite volatility caused by a number of unexpected global events including political turmoil in the Middle East and Africa, the Japan earthquake and the precarious fiscal situation in Emerging Europe, trends in emerging economies remained broadly positive in 2011. As a result, the EMBI Global Index returned 2.42 percent in the first four months of 2011.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the "Index") and underperformed the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2011, assuming no deduction of applicable sales charges.

At this point in the business cycle, riskier segments of the bond market (such as high yield and emerging markets) appeared poised to outperform, in our view, while higher quality securities looked less attractive. Treasury yields have remained low, prompting investors' rotation toward riskier assets. Furthermore, with the economy improving, corporate earnings, revenues and profits began to recover, a pattern which has historically led to a reduction in credit spreads for some sectors of the fixed income market.

Against this backdrop, we have positioned the Fund in areas we believe have greater risk-adjusted return potential, while still maintaining diversification. As a result, high yield, emerging markets, non-agency mortgage and convertible bonds were among the portfolio's largest exposures during the period. The top contributor to the Fund's performance relative to the Index was the high-yield corporate sector. Allocations to non-agency mortgages and emerging market debt also contributed to outperformance. A small underweight in the agency sector detracted slightly from performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/11
Domestic Corporate Bonds	56.2%
Foreign Government & Corporate Bonds	19.5
Collateralized Mortgage Obligations	5.9
U.S. Government Obligations	5.2
Convertible Bonds	5.0
Short-Term Investments	3.7
Asset-Backed Securities	1.5
Municipal Bonds	1.1
Preferred Stocks	0.8
U.S. Government Agencies — Mortgage-Backed Securities	0.9
Convertible Preferred Stock	0.2
LONG-TERM CREDIT ANALYSIS as of 04/30/11
AAA	8.8%
AA	1.8
A	3.1
BBB	19.7
BB	29.1
Not Rated	3.1

+  Does not include open long/short futures contracts with an underlying face amount of $23,709,595 with net unrealized appreciation of $185,010. Also does not include open swap contracts with net unrealized depreciation of $1,229,530 and open foreign currency exchange contracts with net unrealized appreciation of $123,228 and the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2011
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class C Shares† (since 07/28/97) DINCX		Class I Shares†† (since 07/28/97) DINDX
1 Year	10.79 6.08 [4]	%[3]	10.06 5.06 [4]	%[3]	10.14 9.14 [4]	%[3]	10.97 —%[3]
5 Years	5.19 [3] 4.28 [4]		4.57 [3] 4.27 [4]		4.56 [3] 4.56 [4]		5.46 [3] —
10 Years	5.90 [3] 5.44 [4]		5.38 [3] 5.38 [4]		5.26 [3] 5.26 [4]		6.15 [3] —
Since Inception	3.67 [3] 3.34 [4]		4.29 [3] 4.29 [4]		3.03 [3] 3.03 [4]		3.92 [3] —
Gross Expense Ratio	1.44		2.04		2.04		1.19

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/10 – 04/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/10	04/30/11	11/01/10 – 04/30/11
Class A
Actual (3.45% return)	$1,000.00	$1,034.50	$5.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81
Class B
Actual (3.11% return)	$1,000.00	$1,031.10	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.07	$8.80
Class C
Actual (3.15% return)	$1,000.00	$1,031.50	$8.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.17	$8.70
Class I
Actual (3.55% return)	$1,000.00	$1,035.50	$4.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.28	$4.56

  @  Expenses are equal to the Fund's annualized expense ratios of 1.16%, 1.76%, 1.74% and 0.91% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Foreign Government & Corporate Bonds (19.6%)
	Argentina (1.0%)
	Foreign Government Obligations
$530	Argentina Bonos	7.00%		10/03/15	$506,680
429	Argentina Government International Bond (a)	8.28		12/31/33	384,236
140	Argentina Government International Bond (Series NY) (a)	2.50	(b)	12/31/38	61,040
	Total Argentina				951,956
	Australia (1.6%)
	Diversified Minerals (0.8%)
135	FMG Resources August 2006 Pty Ltd. (144A) (c)	6.375		02/01/16	138,713
580	FMG Resources August 2006 Pty Ltd. (144A) (c)	6.875		02/01/18	614,800
					753,513
	Machinery - Construction & Mining (0.2%)
225	Boart Longyear Management Pty Ltd. (144A) (c)	7.00		04/01/21	234,000
	Property Trust (0.2%)
150	Dexus Diversfied Trust/Dexus Office Trust (144A) (a)(c)	5.60		03/15/21	152,581
	REIT - Diversified (0.3%)
250	Goodman Funding Pty Ltd. (144A) (c)	6.375		04/15/21	258,411
	Telephone - Integrated (0.1%)
145	Telstra Corp., Ltd. (144A) (c)	4.80		10/12/21	147,234
	Total Australia				1,545,739
	Belgium (0.4%)
	Food - Retail
437	Delhaize Group SA	5.70		10/01/40	419,254
	Belize (0.0%)
	Foreign Government Obligation
50	Belize Government International Bond	6.00		02/20/29	42,250
	Bermuda (0.1%)
	Energy Equipment & Services
95	Weatherford International Ltd.	9.625		03/01/19	123,383

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Brazil (1.0%)
		Foreign Government Obligations
	$160	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50%	07/12/20	$164,240
	250	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369	06/16/18	272,500
	378	Brazilian Government International Bond	5.875	01/15/19	426,384
	110	Brazilian Government International Bond	7.125	01/20/37	132,550
		Total Brazil			995,674
		Cayman Islands (0.5%)
		Diversified Minerals (0.2%)
	185	Vale Overseas Ltd. (a)	5.625	09/15/19	197,807
	30	Vale Overseas Ltd.	6.875	11/10/39	32,601
					230,408
		Oil Company - Integrated (0.3%)
	225	Petrobras International Finance Co.	5.75	01/20/20	234,893
		Total Cayman Islands			465,301
		Chile (0.1%)
		Commercial Bank
CLP	50,000	Banco Santander Chile	6.50	09/22/20	103,703
		Croatia (0.1%)
		Foreign Government Obligation
	$100	Croatia Government International Bond (144A) (c)	6.625	07/14/20	105,200
		Denmark (0.0%)
		Finance - Mortgage Loan/Banker (0.0%)
DKK	(d)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00	07/01/29	18
		Mortgage Bank (0.0%)
	161	Realkredit Danmark A/S	6.00	10/01/29	34,291
		Total Denmark			34,309
		Dominican Republic (0.1%)
		Foreign Government Obligation
	$55	Dominican Republic International Bond	9.04	01/23/18	62,163

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Ecuador (0.2%)
		Foreign Government Obligation
	$158	Ecuador Government International Bond	9.375%		12/15/15	$156,420
		Ghana (0.4%)
		Foreign Government Obligation
	359	Republic of Ghana (144A) (a)(c)	8.50		10/04/17	403,875
		Indonesia (0.7%)
		Foreign Government Obligations (0.5%)
	115	Indonesia Government International Bond	7.75		01/17/38	141,450
	215	Indonesia Government International Bond (144A) (c)	11.625		03/04/19	314,438
						455,888
		Paper & Related Products (0.2%)
	1,648	Tjiwi Kimia Finance BV	0.00		04/28/27	65,906
	9	Tjiwi Kimia Finance BV	3.28	(b)	04/28/15	1,325
	667	Tjiwi Kimia Finance BV	3.28	(b)	04/30/18	73,372
	277	Tjiwi Kimia International	3.28	(b)	04/28/15	42,883
						183,486
		Total Indonesia				639,374
		Ireland (0.7%)
		Electric - Integrated (0.2%)
	225	Iberdrola Finance Ireland Ltd. (144A) (c)	5.00		09/11/19	222,988
		Foreign Government Obligation (0.3%)
EUR	255	Ireland Government Bond	5.40		03/13/25	264,008
		Insurance Brokers (0.2%)
	$205	Willis Group Holdings PLC	4.125		03/15/16	208,199
		Total Ireland				695,195
		Italy (0.1%)
		Commercial Bank
	100	Intesa Sanpaolo SpA (144A) (c)	6.50		02/24/21	108,899
		Kazakhstan (0.5%)
		Foreign Government Obligation (0.2%)
	200	Development Bank of Kazakhstan JSC (144A) (c)	5.50		12/20/15	210,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil Companies - Exploration & Production (0.3%)
$140	KazMunayGas National Co. (144A) (a)(c)	6.375%	04/09/21	$146,650
100	KazMunayGas National Co. (144A) (c)	9.125	07/02/18	121,750
				268,400
	Total Kazakhstan			478,900
	Lithuania (0.2%)
	Foreign Government Obligations
100	Republic of Lithuania	7.375	02/11/20	113,500
100	Republic of Lithuania (144A) (a)(c)	6.125	03/09/21	104,500
	Total Lithuania			218,000
	Luxembourg (2.0%)
	Commercial Banks (0.5%)
214	Russian Agricultural Bank OJSC Via RSHB Capital SA (144A) (c)	6.299	05/15/17	225,513
220	Russian Agricultural Bank OJSC Via RSHB Capital SA (144A) (c)	7.175	05/16/13	240,218
				465,731
	Electric - Integrated (0.4%)
375	Enel Finance International N.V. (144A) (c)	5.125	10/07/19	388,821
	Metals & Mining (0.2%)
165	ArcelorMittal	9.85	06/01/19	212,882
	Satellite Telecommunication (0.6%)
360	Intelsat Jackson Holdings SA	9.50	06/15/16	380,700
169	Intelsat Luxembourg SA (e)	11.50	02/04/17	185,686
				566,386
	Telecommunication Services (0.3%)
250	Wind Acquisition Finance SA (144A) (c)	11.75	07/15/17	291,875
	Total Luxembourg			1,925,695
	Mexico (1.3%)
	Building Product - Cement/Aggregation (0.1%)
110	Cemex SAB de CV (144A) (a)(c)	9.00	01/11/18	114,538
	Food - Baking (0.1%)
145	Grupo Bimbo SAB de CV (144A) (c)	4.875	06/30/20	146,867

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Foreign Government Obligations (0.6%)
MXN	3,506	Mexican Bonos (Series M)	8.00%	06/11/20	$322,498
	$130	Mexico Government International Bond	6.05	01/11/40	135,525
	110	Mexico Government International Bond (Series A)	6.75	09/27/34	125,950
					583,973
		Oil Company - Integrated (0.5%)
	300	Petroleos Mexicanos	5.50	01/21/21	308,850
	123	Petroleos Mexicanos (a)	8.00	05/03/19	149,322
					458,172
		Total Mexico			1,303,550
		Netherlands (0.6%)
		Electric - Distribution (0.2%)
	170	Majapahit Holding BV	7.75	01/20/20	197,200
		Gas - Distribution (0.1%)
	120	Intergas Finance BV	6.375	05/14/17	127,200
		Multi - line Insurance (0.3%)
	225	Aegon N.V. (a)	4.625	12/01/15	237,188
		Total Netherlands			561,588
		Pakistan (0.1%)
		Foreign Government Obligation
	100	Pakistan Government International Bond	6.875	06/01/17	88,000
		Peru (0.6%)
		Commercial Bank (0.1%)
	60	Banco de Credito del Peru	5.375	09/16/20	55,950
		Foreign Government Obligations (0.5%)
	150	Peruvian Government International Bond	7.35	07/21/25	174,750
PEN	650	Peruvian Government International Bond	8.20	08/12/26	244,500
	$123	Peruvian Government International Bond	8.75	11/21/33	158,732
					577,982
		Total Peru			633,932
		Philippines (0.6%)
		Foreign Government Obligations
	170	Philippine Government International Bond	4.00	01/15/21	164,262
	300	Philippine Government International Bond	8.375	06/17/19	381,750
	44	Philippine Government International Bond (a)	8.875	03/17/15	54,230
		Total Philippines			600,242

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Russia (1.7%)
		Foreign Government Obligations
	$500	Russian Foreign Bond - Eurobond	5.00%	04/29/20	$508,750
	860	Russian Foreign Bond - Eurobond	7.50	03/31/30	1,005,978
RUB	5,000	Russian Foreign Bond - Eurobond (144A) (a)(c)	7.85	03/10/18	194,111
		Total Russia			1,708,839
		Turkey (1.4%)
		Foreign Government Obligations
	$130	Turkey Government International Bond (a)	5.625	03/30/21	135,590
	14	Turkey Government International Bond	6.75	04/03/18	15,981
	250	Turkey Government International Bond	6.75	05/30/40	270,500
	177	Turkey Government International Bond	6.875	03/17/36	194,611
	240	Turkey Government International Bond	7.00	03/11/19	277,200
	50	Turkey Government International Bond	7.50	07/14/17	59,000
	130	Turkey Government International Bond	7.50	11/07/19	155,025
	260	Turkey Government International Bond	8.00	02/14/34	322,010
		Total Turkey			1,429,917
		Ukraine (0.8%)
		Foreign Government Obligations
	240	Ukraine Government International Bond	6.58	11/21/16	244,500
	300	Ukraine Government International Bond	6.75	11/14/17	306,111
	150	Ukraine Government International Bond	7.75	09/23/20	156,750
	100	Ukraine Government International Bond (144A) (a)(c)	7.75	09/23/20	105,000
		Total Ukraine			812,361
		United Kingdom (1.4%)
		Commercial Banks (0.8%)
	195	HBOS PLC (144A) (c)	6.75	05/21/18	196,814
	395	Royal Bank of Scotland PLC (The)	4.875	03/16/15	417,396
	160	Standard Chartered Bank (144A) (c)	6.40	09/26/17	175,766
					789,976
		Diversified Financial Services (0.1%)
	110	HSBC Holdings PLC	5.10	04/05/21	113,437
		Electric - Integrated (0.2%)
	200	PPL WEM Holdings PLC (144A) (c)	3.90	05/01/16	203,359

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Telephone - Integrated (0.3%)
$270	Virgin Media Finance PLC (Series 1)	9.50%	08/15/16	$310,838
	Total United Kingdom			1,417,610
	Uruguay (0.1%)
	Foreign Government Obligation
107	Uruguay Government International Bond	8.00	11/18/22	134,553
	Venezuela (1.3%)
	Foreign Government Obligations (1.0%)
199	Republic of Venezuela	5.75	02/26/16	153,727
328	Republic of Venezuela	7.00	03/31/38	187,780
100	Venezuela Government International Bond	6.00	12/09/20	60,550
200	Venezuela Government International Bond	7.65	04/21/25	123,000
104	Venezuela Government International Bond	9.00	05/07/23	71,604
537	Venezuela Government International Bond (a)	9.25	09/15/27	392,547
				989,208
	Oil Company - Integrated (0.3%)
134	Petroleos de Venezuela SA	8.50	11/02/17	97,820
270	Petroleos de Venezuela SA (Series 2016)	5.125	10/28/16	173,475
				271,295
	Total Venezuela			1,260,503
	Total Foreign Government & Corporate Bonds (Cost $19,337,124)			19,426,385
	Domestic Corporate Bonds (56.7%)
	Advanced Materials/Products (0.2%)
215	Hexcel Corp.	6.75	02/01/15	221,450
	Advertising Services (0.6%)
535	inVentiv Health, Inc. (144A) (a)(c)	10.00	08/15/18	571,112
	Agricultural Chemicals (0.3%)
240	CF Industries, Inc.	6.875	05/01/18	271,500
	Agricultural Operations (0.2%)
140	Bunge Ltd. Finance Corp.	8.50	06/15/19	170,433
	Apparel Manufacturers (0.1%)
125	Levi Strauss & Co. (a)	7.625	05/15/20	126,563
	Auto Parts: Original Equipment Manufacturer (1.2%)
465	Dana Holdings Corp.	6.50	02/15/19	470,812
110	Tenneco, Inc.	6.875	12/15/20	113,300
300	Tenneco, Inc.	8.125	11/15/15	320,250
260	TRW Automotive, Inc. (144A) (c)	8.875	12/01/17	295,100
				1,199,462

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Beverages - Wine/Spirits (1.2%)
$1,055	Constellation Brands, Inc. (a)	7.25%	05/15/17	$1,155,225
	Broadcast Service/Program (0.5%)
455	XM Satellite Radio, Inc. (144A) (c)	7.625	11/01/18	486,850
	Building - Residential/Commercial (0.7%)
110	DR Horton, Inc.	6.50	04/15/16	115,500
530	Lennar Corp.	6.95	06/01/18	523,375
				638,875
	Building Product - Wood (0.3%)
265	Masco Corp.	6.125	10/03/16	274,228
	Cable/Satellite TV (2.4%)
575	Charter Communications Operating LLC/ Charter Communications Operating Capital (144A) (c)	10.875	09/15/14	645,437
670	CSC Holdings LLC (a)	8.625	02/15/19	775,525
545	DISH DBS Corp.	6.625	10/01/14	580,425
300	DISH DBS Corp.	7.00	10/01/13	325,500
				2,326,887
	Casino Gaming (2.1%)
250	Ameristar Casinos, Inc. (144A) (c)	7.50	04/15/21	257,188
200	Caesars Entertainment Operating Co., Inc. (a)	10.00	12/15/18	188,750
495	Caesars Entertainment Operating Co., Inc.	11.25	06/01/17	566,775
515	MGM Resorts International (a)	7.625	01/15/17	499,550
535	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	7.75	08/15/20	587,162
				2,099,425
	Cellular Telecommunications (0.4%)
350	Nextel Communications, Inc. (Series E)	6.875	10/31/13	355,250
	Chemicals - Diversified (0.5%)
403	Lyondell Chemical Co. (144A) (c)	8.00	11/01/17	450,352
	Chemicals - Specialty (0.7%)
365	Nalco Co. (144A) (a)(c)	6.625	01/15/19	377,775
280	Nalco Co.	8.25	05/15/17	306,250
				684,025
	Commercial Banks (1.4%)
320	Discover Bank (a)	7.00	04/15/20	360,459
1,030	Regions Financial Corp.	5.75	06/15/15	1,061,866
				1,422,325

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Commercial Service - Finance (0.2%)
$210	Verisk Analytics, Inc.	5.80%	05/01/21	$218,786
	Commercial Services (0.4%)
320	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75	08/01/16	351,600
	Computer Services (0.5%)
340	SunGard Data Systems, Inc. (144A) (c)	7.375	11/15/18	352,750
145	SunGard Data Systems, Inc. (a)	10.25	08/15/15	152,612
				505,362
	Consumer Products - Miscellaneous (1.1%)
1,010	Jarden Corp. (a)	7.50	05/01/17	1,089,537
	Containers - Paper/Plastic (1.0%)
275	Graphic Packaging International, Inc.	7.875	10/01/18	300,781
525	Pactiv Corp. (a)	7.95	12/15/25	480,375
275	Solo Cup Co.	8.50	02/15/14	242,688
				1,023,844
	Data Processing Services (0.1%)
67	First Data Corp. (144A) (a)(c)	12.625	01/15/21	73,784
	Decision Support Software (0.7%)
640	Vangent, Inc.	9.625	02/15/15	647,200
	Distribution/Wholesale (0.1%)
125	Ingram Micro, Inc.	5.25	09/01/17	129,072
	Diversified Financial Services (2.6%)
1,070	Ally Financial, Inc. (144A) (c)	6.25	12/01/17	1,116,813
720	Ally Financial, Inc. (144A) (c)	7.50	09/15/20	788,400
400	Citigroup, Inc. (See Note 6)	8.50	05/22/19	499,150
155	General Electric Capital Corp. (a)	5.30	02/11/21	161,140
				2,565,503
	Diversified Manufactured Operation (0.8%)
695	RBS Global, Inc./Rexnord LLC	8.50	05/01/18	757,550
	Diversified Operation/Commercial Service (1.1%)
1,045	ARAMARK Corp. (a)	8.50	02/01/15	1,095,944
	E-Commerce/Services (0.6%)
45	Expedia, Inc.	5.95	08/15/20	44,550
510	Expedia, Inc.	8.50	07/01/16	568,650
				613,200

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric - Generation (1.1%)
$224	Homer City Funding LLC	8.137%	10/01/19	$203,840
252	Midwest Generation LLC (Series B)	8.56	01/02/16	256,773
651	NSG Holdings LLC/NSG Holdings, Inc. (144A) (c)	7.75	12/15/25	654,255
				1,114,868
	Electric - Integrated (1.7%)
990	GenOn Americas Generation LLC (a)	8.50	10/01/21	1,046,925
100	Ipalco Enterprises, Inc.	8.625	11/14/11	103,500
525	Puget Energy, Inc. (144A) (c)	6.50	12/15/20	546,449
				1,696,874
	Electronic Equipment, Instruments & Components (0.1%)
60	Corning, Inc.	7.25	08/15/36	69,127
	Finance - Auto Loans (0.5%)
475	Ford Motor Credit Co. LLC	7.00	04/15/15	522,139
	Finance - Consumer Loans (1.1%)
795	SLM Corp. (MTN)	6.25	01/25/16	843,835
225	SLM Corp. (MTN)	8.00	03/25/20	249,551
				1,093,386
	Finance - Other Services (0.1%)
145	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	144,276
	Finance - Rental/Leasing Company (1.1%)
1,010	International Lease Finance Corp. (a)	8.25	12/15/20	1,127,412
	Food - Canned (1.3%)
730	Blue Merger Sub, Inc. (144A) (c)	7.625	02/15/19	750,987
470	TreeHouse Foods, Inc.	7.75	03/01/18	507,013
				1,258,000
	Food - Meat Products (0.5%)
415	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	487,625
	Food - Retail (1.1%)
1,055	SUPERVALU, Inc. (a)	8.00	05/01/16	1,101,156
	Hazardous Waste Disposal (0.3%)
275	Clean Harbors, Inc. (144A) (c)	7.625	08/15/16	295,625
	Health Care Equipment & Supplies (0.4%)
320	Boston Scientific Corp.	6.00	01/15/20	346,897

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Health Care Providers & Services (0.4%)
$390	Healthsouth Corp.	10.75%		06/15/16	$415,350
	Hotels & Motels (0.3%)
110	Hyatt Hotels Corp. (144A) (c)	6.875		08/15/19	122,063
200	Wyndham Worldwide Corp.	5.625		03/01/21	200,731
					322,794
	Independent Power Producer (0.6%)
595	NRG Energy, Inc. (a)	8.50		06/15/19	636,650
	Insurance (0.1%)
100	Prudential Financial, Inc. (MTN)	6.625		12/01/37	111,912
	Life/Health Insurance (0.1%)
125	Nationwide Financial Services (144A) (c)	5.375		03/25/21	127,501
	Medical - Biomedical/Genetics (0.1%)
50	Gilead Sciences, Inc.	4.50		04/01/21	50,296
	Medical - Drugs (1.1%)
570	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	634,125
400	Valeant Pharmaceuticals International (144A) (c)	6.50		07/15/16	401,250
					1,035,375
	Medical - Hospitals (3.4%)
725	CHS/Community Health Systems, Inc. (a)	8.875		07/15/15	743,125
1,655	HCA, Inc.	7.69		06/15/25	1,574,319
505	IASIS Healthcare LLC/IASIS Capital Corp. (144A) (c)	8.375		05/15/19	513,837
25	Select Medical Corp.	7.625		02/01/15	25,781
287	Select Medical Holdings Corp. (a)	6.211	(b)	09/15/15	281,978
225	Universal Health Services, Inc. (144A) (c)	7.00		10/01/18	235,969
					3,375,009
	Medical - Outpatient/Home Medical (0.4%)
400	Apria Healthcare Group, Inc.	11.25		11/01/14	433,000
	Medical Labs & Testing Services (0.2%)
35	Quest Diagnostics, Inc.	3.20		04/01/16	35,324
115	Quest Diagnostics, Inc.	6.95		07/01/37	128,415
					163,739
	Medical Products (0.4%)
370	Fresenius Medical Care Capital Trust IV (a)	7.875		06/15/11	373,238
	Metal - Iron (0.2%)
160	Cliffs Natural Resources, Inc.	4.875		04/01/21	162,378

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Multi - line Insurance (0.6%)
$255	CNA Financial Corp.	5.75%	08/15/21	$267,889
150	Genworth Financial, Inc.	7.20	02/15/21	150,779
155	Hartford Financial Services Group, Inc.	5.50	03/30/20	161,501
				580,169
	Office Automation & Equipment (0.5%)
500	CDW LLC/CDW Finance Corp. (144A) (a)(c)	8.50	04/01/19	506,875
	Oil - Field Services (0.2%)
150	SESI LLC (144A) (c)	6.375	05/01/19	151,875
	Oil Companies - Exploration & Production (6.5%)
1,005	Chaparral Energy, Inc. (144A) (c)	8.25	09/01/21	1,065,300
725	Concho Resources, Inc.	7.00	01/15/21	766,688
470	Continental Resources, Inc.	7.125	04/01/21	501,725
595	Denbury Resources, Inc.	9.75	03/01/16	673,838
700	Energy XXI Gulf Coast, Inc. (144A) (c)	9.25	12/15/17	764,750
75	EQT Corp.	8.125	06/01/19	90,844
180	Pemex Project Funding Master Trust	6.625	06/15/35	183,626
123	Pemex Project Funding Master Trust	6.625	06/15/38	124,938
410	Pemex Project Funding Master Trust	8.625	12/01/23	496,100
220	Plains Exploration & Production Co.	10.00	03/01/16	249,700
350	QEP Resources, Inc.	6.875	03/01/21	378,875
300	SandRidge Energy, Inc. (a)	8.75	01/15/20	331,500
320	SM Energy Co. (144A) (c)	6.625	02/15/19	331,200
500	Venoco, Inc. (144A) (c)	8.875	02/15/19	502,500
				6,461,584
	Oil Company - Integrated (0.1%)
95	Marathon Petroleum Corp. (144A) (c)	5.125	03/01/21	98,325
	Paper & Related Products (0.8%)
260	Boise Paper Holdings LLC/Boise Finance Co.	9.00	11/01/17	290,875
250	Georgia-Pacific LLC	8.875	05/15/31	307,500
205	PH Glatfelter Co.	7.125	05/01/16	211,150
				809,525
	Pipelines (0.7%)
175	Energy Transfer Partners LP	9.00	04/15/19	223,588
396	Williams Cos., Inc. (The)	7.875	09/01/21	502,659
				726,247
	REIT - Diversified (0.3%)
300	Digital Realty Trust LP	4.50	07/15/15	311,199

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	REIT - Health Care (0.4%)
$225	HCP, Inc.	5.625%	05/01/17	$242,229
170	Health Care REIT, Inc.	6.125	04/15/20	182,975
				425,204
	REIT - Office Property (0.4%)
200	Brandywine Operating Partnership	4.95	04/15/18	202,197
200	Wells Operating Partnership II LP (144A) (c)	5.875	04/01/18	201,329
				403,526
	Rental Auto/Equipment (1.1%)
1,020	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	1,081,200
	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (e)(f)(g)(h)(i)	13.00	12/15/07	0
	Retail - Apparel/Shoe (0.2%)
180	Gap, Inc. (The)	5.95	04/12/21	182,349
	Retail - Consumer Electronics (0.2%)
230	Best Buy Co., Inc.	3.75	03/15/16	231,365
	Retail - Discount (0.4%)
375	Dollar General Corp.	10.625	07/15/15	402,187
	Retail - Mail Order (0.2%)
190	QVC, Inc. (144A) (c)	7.125	04/15/17	201,875
	Satellite Telecommunication (0.3%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	300,150
	Savings & Loan/Thrifts - Eastern U.S. (0.1%)
115	Santander Holdings USA, Inc.	4.625	04/19/16	118,829
	Semiconductor Equipment (0.2%)
140	KLA-Tencor Corp.	6.90	05/01/18	158,630
	Special Purpose Entity (0.3%)
95	CA FM Lease Trust (144A) (c)(g)	8.50	07/15/17	107,086
200	FUEL Trust (144A) (c)	4.207	04/15/16	204,448
				311,534
	Steel - Producers (0.8%)
740	JMC Steel Group (144A) (c)	8.25	03/15/18	778,850
	Telecommunication Equipment (0.5%)
500	CommScope, Inc. (144A) (c)	8.25	01/15/19	528,750

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Telecommunication Services (0.3%)
$275	Qwest Corp.	8.375%		05/01/16	$327,938
	Telephone - Integrated (2.0%)
375	Cincinnati Bell, Inc. (a)	8.375		10/15/20	376,875
400	Frontier Communications Corp.	9.00		08/15/31	414,000
330	Qwest Communications International, Inc.	7.125		04/01/18	361,350
155	Sprint Capital Corp.	6.90		05/01/19	163,525
55	Windstream Corp. (144A) (a)(c)	7.75		10/01/21	58,437
565	Windstream Corp.	7.875		11/01/17	613,025
					1,987,212
	Theaters (0.3%)
290	AMC Entertainment, Inc. (a)	8.75		06/01/19	316,100
	Therapeutics (0.6%)
535	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (c)	7.75		09/15/18	566,431
	Tobacco (0.1%)
85	Altria Group, Inc.	9.25		08/06/19	112,057
	Total Domestic Corporate Bonds (Cost $56,215,876)				56,069,957
	Asset-Backed Securities (1.5%)
	Ally Master Owner Trust
300	2010-3 A (144A) (c)	2.88		04/15/15	308,340
125	2010-3 B (144A) (c)	3.47		04/15/15	129,271
140	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.219	(b)	12/15/20	140,489
450	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	1.919	(b)	02/15/17	468,237
400	Westlake Automobile Receivables Trust 2010-1A B (144A) (c)	5.00		05/15/15	402,185
	Total Asset-Backed Securities (Cost $1,415,683)				1,448,522
	U.S. Government Obligations (5.3%)
	U.S. Government Obligations
1,000	U.S. Treasury Note (a)	0.75		03/31/13	1,003,516
3,000	U.S. Treasury Bond	7.50		11/15/24	4,188,282
	Total U.S. Government Obligations (Cost $5,081,716)				5,191,798

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (0.9%)
	Federal Home Loan Mortgage Corporation (PC) Gold (0.0%)
$9		6.50%	02/01/29 - 10/01/32	$9,721
	Federal National Mortgage Association (0.7%)
(d)		6.00	04/01/13	214
309		6.50	05/01/28 - 09/01/32	349,756
15		7.00	08/01/29 - 11/01/32	16,782
462	356 25 (IO)	7.00	12/01/34	80,120
263	356 28 (IO)	7.50	12/01/34	58,541
92	356 29 (IO)	8.00	06/01/35	20,944
169	356 44 (IO)	6.00	01/01/20	24,109
204	356 45 (IO)	6.00	01/01/20	32,237
61	356 46 (IO)	6.50	12/01/19	7,466
39	356 48 (IO)	7.00	11/01/19	3,498
555	406 16 (IO)	5.00	01/25/41	110,129
				703,796
	Government National Mortgage Association (0.2%)
162		8.00	01/15/22 - 05/15/30	190,488
	Government National Mortgage Association II (0.0%)
36		7.50	07/20/25	41,374
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $801,785)			945,379
	Municipal Bonds (1.1%)
	Airport (0.0%)
50	City of Chicago O'Hare Int'l Airport (Series B)	6.395	01/01/40	49,379
	Education (0.1%)
110	New York City Transitional Finance Authority	5.267	05/01/27	116,451
	General (0.1%)
135	Chicago Transit Authority (Series B)	6.20	12/01/40	129,221
	General Obligation (0.4%)
115	City of New York (Series G-1)	5.968	03/01/36	119,526
140	State of California - Various Purpose	5.95	04/01/16	152,998
110	State of California - Various Purpose	6.65	03/01/22	122,211
				394,735
	Power (0.1%)
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637	04/01/57	47,743
85	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	80,330
				128,073

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Student Loan (0.2%)
$159	Missouri Higher Education Loan Authority (Series 2010 A-1)	1.163	(b) %	08/27/29	$158,805
	Transportation (0.2%)
155	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	154,684
	Total Municipal Bonds (Cost $1,114,861)				1,131,348
	Collateralized Mortgage Obligations (6.0%)
	Private Issues (5.8%)
	Banc of America Alternative Loan Trust
521	2005-12 5A1	5.25		01/25/21	500,050
550	2006-7 A3	5.913	(b)	10/25/36	405,321
440	Chase Mortgage Finance Corp. 2006-S3 1A1	6.00		11/25/36	376,566
336	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	282,397
772	Countrywide Home Loan Mortgage Pass- Through Trust 2006-OA5 1A2	0.513	(b)	04/25/46	247,959
	First Horizon Alternative Mortgage Securities
312	2005-FA8 2A1	5.00		11/25/20	294,844
293	2006-FA5 A3	6.25		08/25/36	236,835
172	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25		07/25/40	173,678
339	GS Mortgage Securities Corp. 2008-2R 1A1 (144A) (c)	7.50	(b)	09/25/36	301,491
248	JP Morgan Mortgage Trust 2005-A8 3A1	5.22	(b)	11/25/35	228,174
	Lehman Mortgage Trust
250	2005-1 2A1	5.50		11/25/35	231,584
347	2006-1 3A5	5.50		02/25/36	335,536
509	2007-8 2A1	6.50		09/25/37	428,036
101	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.246	(b)	04/25/46	2,146
	Residential Accredit Loans, Inc.
336	2005-QS3 1A21	0.713	(b)	03/25/35	227,376
395	2006-QS4 A4	6.00		04/25/36	286,084
695	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.614	(b)	08/25/34	619,276
713	WaMu Mortgage Pass-Through Certificates 2007-OA4 1A	1.076	(b)	05/25/47	499,420
					5,676,773

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Government Agencies (0.2%)
$956	Federal Home Loan Mortgage Corporation 3339 TI (IO)	5.921	(b) %	07/15/37	$127,778
861	Federal National Mortgage Association 2009-8 BS (IO)	6.487	(b)	02/25/24	88,885
					216,663
	Total Collateralized Mortgage Obligations (Cost $5,734,063)				5,893,436
	Convertible Bonds (5.0%)
	Advertising Agencies (0.2%)
150	Omnicom Group, Inc. (a)(j)	0.00		07/01/38	167,812
	Aerospace/Defense - Equipment (0.1%)
118	Orbital Sciences Corp.	2.438		01/15/27	126,408
	Agricultural Operations (0.2%)
183	Archer-Daniels-Midland Co. (a)	0.875		02/15/14	202,672
	Applications Software (0.2%)
191	Microsoft Corp. (144A) (a)(c)(j)	0.00		06/15/13	200,072
	Brewery (0.2%)
150	Molson Coors Brewing Co. (a)	2.50		07/30/13	172,875
	Broadcast Service/Program (0.4%)
168	Liberty Media LLC	3.125		03/30/23	206,640
359	Liberty Media LLC	3.50		01/15/31	202,835
					409,475
	Building - Residential/Commercial (0.2%)
150	DR Horton, Inc. (Series DHI)	2.00		05/15/14	173,250
	Casino Gaming (0.1%)
100	International Game Technology (a)	3.25		05/01/14	119,250
	Coal (0.2%)
157	Alpha Natural Resources, Inc. (a)	2.375		04/15/15	208,810
	Computers - Memory Devices (0.2%)
200	SanDisk Corp.	1.00		05/15/13	197,500
	Containers - Metal & Glass (0.1%)
150	Owens-Brockway Glass Container, Inc. (144A) (c)	3.00		06/01/15	151,688
	Electronic Parts Distribution (0.2%)
150	Tech Data Corp.	2.75		12/15/26	163,313

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Gold Mining (0.1%)
$100	Goldcorp, Inc. (a)	2.00%	08/01/14	$133,750
	Internet Security (0.2%)
200	Symantec Corp. (a)	1.00	06/15/13	247,750
	Investment Company (0.2%)
190	Ares Capital Corp. (144A) (c)	5.75	02/01/16	202,350
	Medical - Biomedical/Genetics (0.5%)
150	Amgen, Inc.	0.375	02/01/13	150,375
185	Gilead Sciences, Inc. (144A) (c)	1.00	05/01/14	200,494
150	Life Technologies Corp. (a)	1.50	02/15/24	177,187
				528,056
	Medical - Drugs (0.2%)
150	Cephalon, Inc. (a)	2.50	05/01/14	182,250
	Medical - Generic Drugs (0.2%)
150	Mylan, Inc. (a)	1.25	03/15/12	172,125
	Oil Company - Exploration & Production (0.2%)
150	Chesapeake Energy Corp.	2.75	11/15/35	175,500
	REIT - Apartments (0.1%)
150	ERP Operating LP	3.85	08/15/26	156,360
	REIT - Diversified (0.2%)
150	Vornado Realty LP	3.875	04/15/25	173,812
	REIT - Health Care (0.2%)
150	Health Care REIT, Inc.	4.75	07/15/27	171,187
	Retail - Consumer Electronics (0.2%)
200	RadioShack Corp. (144A) (c)	2.50	08/01/13	207,000
	Semiconductor Components - Integrated Circuits (0.2%)
150	Linear Technology Corp. (Series A)	3.00	05/01/27	162,938
	Wireless Equipment (0.2%)
150	SBA Communications Corp.	1.875	05/01/13	167,438
	Total Convertible Bonds (Cost $4,651,057)			4,973,641

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (0.8%)
	Diversified Financial Services
267	Ally Financial, Inc. $70.00 (144A) (c)	$248,360
20,200	GMAC Capital Trust I (k)	524,392
	Total Preferred Stocks (Cost $622,173)	772,752
	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
200	Bank of America Corp. (Series L) $72.50 (Cost $179,988)	208,800
	Common Stocks (0.0%)
	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (k)	20,379
	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (k)(l)	499
	Electric Utilities (0.0%)
102	PNM Resources, Inc. (i)	1,564
	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc.	11,124
	Total Common Stocks (Cost $4,564)	33,566

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (21.1%)
	U.S. Government Obligation (1.7%)
$1,668	U.S. Treasury Bill (Cost $1,667,797) (m)(n)	0.054%	07/21/11	1,667,963
	Securities Held as Collateral on Loaned Securities (17.3%)
	Repurchase Agreements (4.1%)
1,492	Barclays Capital, Inc. (0.04%, dated 04/29/11, due 05/02/11; proceeds $1,491,520; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.63% due 12/28/12; valued at $1,521,362)			1,491,515
2,544	Nomura Holdings, Inc. (0.06%, dated 04/29/11, due 05/02/11; proceeds $2,544,262; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 06/01/25 - 04/01/26; Federal National Mortgage Association 3.50% - 6.10% due 09/01/20 - 11/01/47; valued at $2,595,135)			2,544,250
	Total Repurchase Agreements (Cost $4,035,765)			4,035,765

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (13.2%)
13,027	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $13,026,966)		$13,026,966
	Total Securities Held as Collateral on Loaned Securities (Cost $17,062,731)		17,062,731
	Investment Company (2.1%)
2,029	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,029,276)		2,029,276
	Total Short-Term Investments (Cost $20,759,804)		20,759,970
	Total Investments (Cost $115,918,694) (o)(p)	118.2%	116,855,554
	Liabilities in Excess of Other Assets	(18.2)	(17,976,813)
	Net Assets	100.0%	$98,878,741

  IO  Interest Only Security.

  MTN  Medium Term Note.

  PC  Participation Certificate.

  REIT  Real Estate Investment Trust.

  (a)  All or a portion of this security was on loan at April 30, 2011.

  (b)  Floating rate security. Rate shown is the rate in effect at April 30, 2011.

  (c)  Resale is restricted to qualified institutional investors.

  (d)  Par less than 1,000.

  (e)  Payment-in-kind security.

  (f)  Non-income producing security; bond in default.

  (g)  At April 30, 2011, the Fund held fair valued securities valued at $107,086, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (h)  Issuer in bankruptcy.

  (i)  Acquired through exchange offer.

  (j)  Capital appreciation bond.

  (k)  Non-income producing security.

  (l)  Illiquid security.

  (m)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (n)  A portion of this security has been physically segregated in connection with open futures and swap contracts.

  (o)  Securities have been designated as collateral in connection with open foreign currency exchange, futures and swap contracts.

  (p)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,423,253 and the aggregate gross unrealized depreciation is $5,486,393 resulting in net unrealized appreciation of $936,860.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

Foreign Currency Exchange Contracts Open at April 30, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan (J.P.) Securities, Inc.		$366,105	KRW	399,073,200	05/09/11	$6,011
Morgan (J.P.) Securities, Inc.		$202,233	THB	6,111,980	05/09/11	2,387
Morgan (J.P.) Securities, Inc.		$165,704	INR	7,348,960	05/11/11	104
Morgan (J.P.) Securities, Inc.		$1,108,735	CNY	7,260,000	05/16/11	11,808
Morgan (J.P.) Securities, Inc.		$98,582	CLP	46,865,840	05/25/11	2,884
Goldman Sachs & Co.	DKK	250,000		$48,300	06/01/11	(1,315)
Bank of America NA		$2,164,502	EUR	1,500,000	06/03/11	55,002
Bank of America NA		$1,551,445	GBP	950,000	06/03/11	34,638
UBS AG London	CHF	460,000		$513,565	06/03/11	(18,342)
UBS AG London	EUR	206,074		$297,367	06/03/11	(7,555)
UBS AG London	JPY	21,356,341		$256,903	06/03/11	(6,423)
UBS AG London	JPY	21,355,000		$259,053	06/03/11	(4,257)
UBS AG London		$393,593	NOK	2,150,000	06/03/11	15,336
UBS AG London		$136,302	NOK	750,000	06/03/11	6,348
UBS AG London		$381,328	SEK	2,400,000	06/03/11	15,104
UBS AG London		$126,806	SEK	800,000	06/03/11	5,338
Morgan (J.P.) Securities, Inc.		$157,233	SGD	200,000	06/14/11	6,160
	Net Unrealized Appreciation					$123,228

Futures Contracts Open at April 30, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
103	Long	U.S. Treasury Notes 5 Year, June 2011	$12,202,281	$176,874
22	Long	U.S. Ultra Bond, June 2011	2,769,250	72,579
5	Long	U.S. Treasury Notes 2 Year, June 2011	1,095,625	5,072
8	Long	U.S. Treasury Bonds 30 Year, June 2011	979,000	24,734
2	Short	Euro-Bund, June 2011	(364,126)	(4,140)
52	Short	U.S. Treasury Notes 10 Year, June 2011	(6,299,313)	(90,109)
		Net Unrealized Appreciation		$185,010

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

Interest Rate Swap Contracts Open at April, 30 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.***		$3,040	3 Month LIBOR	Pay	4.795%	12/09/20	$3,314
Bank of America, N.A.		740	3 Month LIBOR	Receive	4.058	12/09/40	14,238
Barclays Bank***	SEK	27,258	3 Month STIBOR	Receive	3.106	06/22/12	(1,886)
Barclays Bank***		55,767	3 Month STIBOR	Pay	3.832	03/22/15	3,987
Barclays Bank***		28,808	3 Month STIBOR	Receive	3.927	03/22/21	17,225
Credit Suisse Group		$9,790	3 Month LIBOR	Receive	0.80	10/28/13	51,398
Credit Suisse Group	CAD	3,110	3 Month CDOR	Receive	2.18	09/08/15	64,146
Credit Suisse Group		2,240	3 Month CDOR	Receive	2.208	09/08/15	43,460
Credit Suisse Group		$4,100	3 Month LIBOR	Pay	2.098	10/28/17	(140,425)
Credit Suisse Group***	CAD	3,642	3 Month CDOR	Pay	4.065	09/08/20	(63,267)
Credit Suisse Group***		2,625	3 Month CDOR	Pay	4.123	09/08/20	(39,227)
Deutsche Bank AG***	SEK	6,205	3 Month STIBOR	Receive	3.04	06/17/12	86
Deutsche Bank AG***		12,730	3 Month STIBOR	Pay	3.78	03/17/15	(978)
Deutsche Bank AG***		6,600	3 Month STIBOR	Receive	3.83	03/17/21	7,860
Goldman Sachs & Co.***	GBP	3,200	6 Month LIBOR	Pay	4.895	03/04/21	53,563
Goldman Sachs & Co.***		1,190	6 Month LIBOR	Pay	4.852	04/01/21	15,820
Goldman Sachs & Co.		740	6 Month LIBOR	Receive	4.18	03/04/41	(35,516)
Goldman Sachs & Co.		275	6 Month LIBOR	Receive	4.132	04/01/41	(9,435)
UBS AG***		$3,040	3 Month LIBOR	Pay	4.65	12/07/20	(14,288)
UBS AG		725	3 Month LIBOR	Receive	4.00	12/07/40	21,221
			Net Unrealized Depreciation				$(8,704)

  CDOR  Canadian Dealer Offered Rate.

  LIBOR  London Interbank Offered Rate.

  STIBOR  Stockholm Interbank Offered Rate.

  ***  Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Currency Abbreviations:

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

CNY  Chinese Yuan Renminbi.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

INR  Indian Rupee.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  April 30, 2011 (unaudited) continued

Currency Abbreviations:

NOK  Norwegian Krone.

PEN  Peruvian Nuevo Sol.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

THB  Thai Baht.

Zero Coupon Swap Contracts Open at April 30, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC^	$5,085	3 Month LIBOR	Receive	11/15/19	$(671,787)
Barclays Bank PLC^^	5,085	3 Month LIBOR	Pay	11/15/19	135,370
Barclays Bank PLC^	2,600	3 Month LIBOR	Receive	11/15/21	(312,516)
JPMorgan Chase Bank N.A. New York^	2,905	3 Month LIBOR	Receive	05/15/21	(371,893)
Net Unrealized Depreciation					$(1,220,826)

  LIBOR  London Interbank Offered Rate.

  ^  Fund will make the payments of $1,971,912, $1,164,436, and $1,272,186 respectively, on termination date.

  ^^  Fund will receive $1,396,341 on termination date.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $100,432,708) (including $16,714,125 for securities loaned)	$101,300,162
Investment in affiliates, at value (cost $15,485,986)	15,555,392
Unrealized appreciation on open swap contracts	431,688
Unrealized appreciation on open foreign currency exchange contracts	161,120
Cash (including foreign currency valued at $14,372 with a cost of $13,810)	32,572
Receivable for:
Interest	1,655,081
Investments sold	534,088
Shares of beneficial interest sold	144,244
Interest and dividends from affiliates	15,141
Periodic interest on open swap contracts	15,101
Variation margin	9,802
Dividends	3,638
Foreign withholding taxes reclaimed	3,447
Due from broker	40,000
Prepaid expenses and other assets	27,546
Total Assets	119,929,022
Liabilities:
Unrealized depreciation on open swap contracts	1,661,218
Collateral on securities loaned, at value	17,062,731
Unrealized depreciation on open foreign currency exchange contracts	37,892
Payable for:
Investments purchased	1,335,372
Shares of beneficial interest redeemed	444,953
Periodic interest on open swap contracts	52,186
Dividends to shareholders	36,990
Transfer agent fee	32,491
Distribution fee	28,322
Investment advisory fee	25,484
Administration fee	6,500
Accrued expenses and other payables	326,142
Total Liabilities	21,050,281
Net Assets	$98,878,741
Composition of Net Assets:
Paid-in-capital	$322,108,218
Net unrealized appreciation	16,084
Accumulated undistributed net investment income	38,860
Accumulated net realized loss	(223,284,421)
Net Assets	$98,878,741
Class A Shares:
Net Assets	$81,960,905
Shares Outstanding (unlimited shares authorized, $.01 par value)	15,094,866
Net Asset Value Per Share	$5.43
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.67
Class B Shares:
Net Assets	$9,219,022
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,691,889
Net Asset Value Per Share	$5.45
Class C Shares:
Net Assets	$6,886,049
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,268,375
Net Asset Value Per Share	$5.43
Class I Shares:
Net Assets	$812,765
Shares Outstanding (unlimited shares authorized, $.01 par value)	148,493
Net Asset Value Per Share	$5.47

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2011 (unaudited)

Net Investment Income:
Income
Interest (net of $1,132 foreign withholding tax)	$3,581,345
Interest and dividends from affiliates	26,495
Dividends	22,109
Income from securities loaned - net	18,004
Total Income	3,647,953
Expenses
Distribution fee (Class A shares)	100,963
Distribution fee (Class B shares)	50,472
Distribution fee (Class C shares)	29,411
Investment advisory fee	160,983
Professional fees	78,974
Transfer agent fees and expenses	59,520
Shareholder reports and notices	46,333
Administration fee	40,246
Registration fees	26,013
Custodian fees	9,850
Trustees' fees and expenses	4,706
Other	32,827
Total Expenses	640,298
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,169)
Net Expenses	639,129
Net Investment Income	3,008,824
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	3,221,976
Investments in affiliates	64,153
Futures contracts	(568,019)
Swap contracts	(23,531)
Foreign currency exchange contracts	328,315
Foreign currency translation	(36,286)
Net Realized Gain	2,986,608
Change in Unrealized Appreciation/Depreciation on:
Investments	(3,224,902)
Investments in affiliates	(79,060)
Futures contracts	185,324
Swap contracts	409,514
Foreign currency exchange contracts	(87,420)
Foreign currency translation	375
Net Change in Unrealized Appreciation/Depreciation	(2,796,169)
Net Gain	190,439
Net Increase	$3,199,263

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,008,824	$3,714,352
Net realized gain (loss)	2,986,608	(41,442,217)
Net change in unrealized appreciation/depreciation	(2,796,169)	50,653,996
Net Increase	3,199,263	12,926,131
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,307,744)	(5,808,384)
Class B shares	(290,267)	(1,229,038)
Class C shares	(180,104)	(488,669)
Class I shares	(24,323)	(60,623)
Total Dividends	(2,802,438)	(7,586,714)
Net decrease from transactions in shares of beneficial interest	(8,393,281)	(17,391,484)
Net Decrease	(7,996,456)	(12,052,067)
Net Assets:
Beginning of period	106,875,197	118,927,264
End of Period (Including accumulated undistributed net investment income of $38,860 and dividends in excess of net investment income of $167,526, respectively)	$98,878,741	$106,875,197

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2010 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2011 were $16,714,125 and $17,064,028, respectively. The Fund received cash collateral of $17,062,731, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of April 30, 2011 there was uninvested cash of $1,297, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Foreign Government Bonds	$10,791,009	—	$10,791,009	—
Corporate Bonds	64,705,333	—	64,598,247	$107,086
Asset-Backed Securities	1,448,522	—	1,448,522	—
U.S. Government Obligations	5,191,798	—	5,191,798	—
U.S. Government Agencies - Mortgage-Backed Securities	945,379	—	945,379	—
Municipal Bonds	1,131,348	—	1,131,348	—
Collateralized Mortgage Obligations - Private Issues	5,676,773	—	5,676,773	—
Collateralized Mortgage Obligations - U.S. Government Agencies	216,663	—	216,663	—
Convertible Bonds	4,973,641	—	4,973,641	—
Preferred Stocks	772,752	—	772,752	—
Convertible Preferred Stock	208,800	—	208,800	—
Common Stocks
Communications Equipment	20,379	$20,379	—	—
Diversified Telecommunication Services	499	—	499	—
Electric Utilities	1,564	1,564	—	—
Wireless Telecommunication Services	11,124	11,124	—	—
Total Common Stocks	33,566	33,067	499	—
Short-Term Investments
U.S. Government Obligation	1,667,963	—	1,667,963	—
Repurchase Agreements	4,035,765	—	4,035,765	—
Investment Company	15,056,242	15,056,242	—	—
Total Short-Term Investments	20,759,970	15,056,242	5,703,728	—
Foreign Currency Exchange Contracts	161,120	—	161,120	—
Futures	279,259	279,259	—	—
Interest Rate Swaps	296,318	—	296,318	—
Zero Coupon Swaps	135,370	—	135,370	—
Total	$117,727,621	$15,368,568	$102,251,967	$107,086

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Liabilities:
Foreign Currency Exchange Contracts	$(37,892)	—	$(37,892)	—
Futures	(94,249)	$(94,249)	—	—
Interest Rate Swaps	(305,022)	—	(305,022)	—
Zero Coupon Swaps	(1,356,196)	—	(1,356,196)	—
Total	$(1,793,359)	$(94,249)	$(1,699,110)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of April 30, 2011, the Fund did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$128,613
Net purchases (sales)	(17,699)
Amortization of discount	(403)
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(2,340)
Realized gains (losses)	(1,085)
Ending Balance	$107,086
Net change in unrealized appreciation/depreciation from investments still held as of April 30, 2011	$(2,340)

3. Derivatives

The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed that is equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2011, the value of foreign currency exchange contracts purchased and sold were $25,568,748 and $23,518,351, respectively.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).The risk of loss associated with a futures contract that is in excess of the variation margin is reflected as part of "Due from (to) Brokers" on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Transactions in futures contracts for the six months ended April 30, 2011, were as follows:

NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	147
Futures opened	676
Futures closed	(631)
Futures, outstanding at end of the period	192

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) broker" on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet ("ASC 210").

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Transactions in swap contracts for the six months ended April 30, 2011, were as follows:

	NOTIONAL AMOUNT (000'S)	NOTIONAL AMOUNT (000'S)		NOTIONAL AMOUNT (000'S)		NOTIONAL AMOUNT (000'S)		NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period	$24,437		—	CAD	11,617		—		—
Swaps opened	52,852	EUR	16,981		—	SEK	137,368	GBP	5,405
Swaps closed	(45,983)		(16,981)		—		—		—
Swaps, outstanding at end of period	$31,306		—	CAD	11,617	SEK	137,368	GBP	5,405

CAD   Canadian Dollar.

EUR   Euro.

GBP   British Pound.

SEK   Swedish Krona.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin Unrealized appreciation on open swap contracts	$279,259 431,688	†	Variation margin Unrealized depreciation on open swap contracts	$(94,249 (1,661,218) )†
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	161,120		Unrealized depreciation on open foreign currency exchange contracts	(37,892)
		$872,067			$(1,793,359)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$(568,019)	—	$(23,531)
Foreign Currency Risk	—	$328,315	—
Total	$(568,019)	$328,315	$(23,531)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$185,324	—	$409,514
Foreign Currency Risk	—	$(87,420)	—
Total	$185,324	$(87,420)	$409,514

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,555,441 at April 30, 2011.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.83%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1, $3,226 and $431, respectively and received $6,741 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

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Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2011, advisory fees paid were reduced by $1,169 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "interest and dividends from affiliates" in the Statement of Operations and totaled $1,760 for the six months ended April 30, 2011. During the six months ended April 30, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $29,613,414 and $27,584,138, respectively.

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2011 aggregated $44,001,165 and $53,134,732 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $3,973,315 and $4,286,549, respectively.

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed to be affliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for the six months ended April 30, 2011:

PURCHASES	SALES	NET REALIZED GAIN	INCOME	VALUE
—	$521,595	$64,153	$24,735	$499,150

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2011, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,916. At April 30, 2011, the Fund had an accrued pension liability of $80,442, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	427,905	$2,279,471	1,312,355	$6,820,030
Conversion from Class B	526,607	2,832,915	195,750	1,020,036
Reinvestment of dividends	392,446	2,095,361	1,027,697	5,309,883
Redeemed	(1,787,613)	(9,561,123)	(3,710,484)	(19,209,976)
Net decrease — Class A	(440,655)	(2,353,376)	(1,174,682)	(6,060,027)
CLASS B SHARES
Sold	209,835	1,122,661	350,516	1,819,588
Conversion to Class A	(524,968)	(2,832,915)	(195,168)	(1,020,036)
Reinvestment of dividends	49,670	265,750	212,646	1,099,442
Redeemed	(717,797)	(3,841,961)	(2,371,922)	(12,332,876)
Net decrease — Class B	(983,260)	(5,286,465)	(2,003,928)	(10,433,882)
CLASS C SHARES
Sold	52,183	280,203	112,128	578,745
Reinvestment of dividends	32,684	174,483	90,553	467,729
Redeemed	(212,530)	(1,137,565)	(368,649)	(1,900,151)
Net decrease — Class C	(127,663)	(682,879)	(165,968)	(853,677)
CLASS I SHARES
Sold	3,531	18,991	5,431	28,430
Reinvestment of dividends	4,438	23,890	11,356	59,169
Redeemed	(20,859)	(113,442)	(25,125)	(131,497)
Net decrease — Class I	(12,890)	(70,561)	(8,338)	(43,898)
Net decrease in Fund	(1,564,468)	$(8,393,281)	(3,352,916)	$(17,391,484)

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2010, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and foreign currency exchange contracts, interest on bonds in default, capital loss deferrals on wash sales and straddles and dividend payable.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  April 30, 2011 (unaudited) continued

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

11. Accounting Pronouncement

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.40		$5.14		$4.34		$6.10		$6.07		$6.14
Income (loss) from investment operations:
Net investment income(1)	0.16		0.18		0.36		0.34		0.40		0.35
Net realized and unrealized gain (loss)	0.02		0.44		0.84		(1.67)		0.00		0.07
Total income (loss) from investment operations	0.18		0.62		1.20		(1.33)		0.40		0.42
Less dividends from net investment income	(0.15)		(0.36)		(0.40)		(0.43)		(0.37)		(0.49)
Net asset value, end of period	$5.43		$5.40		$5.14		$4.34		$6.10		$6.07
Total Return(2)	3.45	%(6)	12.63%		29.68%		(23.31)%		6.72%		7.16%
Ratios to Average Net Assets(3):
Total expenses	1.16	%(4)(7)	1.44	%(4)	1.17	%(4)	1.10	%(4)	1.05	%(4)	1.01%
Net investment income	6.09	%(4)(7)	3.49	%(4)	7.72	%(4)	6.02	%(4)	6.53	%(4)	5.84%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$81,961		$83,951		$85,901		$72,985		$109,541		$116,819
Portfolio turnover rate	44	%(6)	88%		121%		65%		67%		67%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.42		$5.15		$4.35		$6.11		$6.08		$6.15
Income (loss) from investment operations:
Net investment income(1)	0.14		0.15		0.33		0.30		0.36		0.32
Net realized and unrealized gain (loss)	0.03		0.45		0.84		(1.67)		0.00		0.06
Total income (loss) from investment operations	0.17		0.60		1.17		(1.37)		0.36		0.38
Less dividends from net investment income	(0.14)		(0.33)		(0.37)		(0.39)		(0.33)		(0.45)
Net asset value, end of period	$5.45		$5.42		$5.15		$4.35		$6.11		$6.08
Total Return(2)	3.11	%(6)	12.11%		28.82%		(23.74)%		6.06%		6.51%
Ratios to Average Net Assets(3):
Total expenses	1.76	%(4)(7)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%
Net investment income	5.49	%(4)(7)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$9,219		$14,502		$24,119		$32,902		$71,079		$99,127
Portfolio turnover rate	44	%(6)	88%		121%		65%		67%		67%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.40		$5.14		$4.34		$6.10		$6.07		$6.14
Income (loss) from investment operations:
Net investment income(1)	0.15		0.15		0.33		0.30		0.36		0.32
Net realized and unrealized gain (loss)	0.02		0.44		0.84		(1.67)		0.00		0.06
Total income (loss) from investment operations	0.17		0.59		1.17		(1.37)		0.36		0.38
Less dividends from net investment income	(0.14)		(0.33)		(0.37)		(0.39)		(0.33)		(0.45)
Net asset value, end of period	$5.43		$5.40		$5.14		$4.34		$6.10		$6.07
Total Return(2)	3.15	%(6)	11.96%		28.92%		(23.78)%		6.07%		6.52%
Ratios to Average Net Assets(3):
Total expenses	1.74	%(4)(7)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%
Net investment income	5.51	%(4)(7)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$6,886		$7,543		$8,028		$7,316		$12,396		$12,965
Portfolio turnover rate	44	%(6)	88%		121%		65%		67%		67%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.44		$5.18		$4.36		$6.12		$6.09		$6.16
Income (loss) from investment operations:
Net investment income(1)	0.17		0.20		0.38		0.35		0.42		0.37
Net realized and unrealized gain (loss)	0.02		0.43		0.85		(1.67)		(0.01)		0.06
Total income (loss) from investment operations	0.19		0.63		1.23		(1.32)		0.41		0.43
Less dividends from net investment income	(0.16)		(0.37)		(0.41)		(0.44)		(0.38)		(0.50)
Net asset value, end of period	$5.47		$5.44		$5.18		$4.36		$6.12		$6.09
Total Return(2)	3.55	%(6)	12.81%		30.33%		(23.17)%		7.12%		7.40%
Ratios to Average Net Assets(3):
Total expenses	0.91	%(4)(7)	1.19	%(4)	0.92	%(4)	0.85	%(4)	0.81	%(4)	0.76%
Net investment income	6.34	%(4)(7)	3.74	%(4)	7.97	%(4)	6.27	%(4)	6.77	%(4)	6.09%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$813		$879		$879		$4,916		$9,713		$11,457
Portfolio turnover rate	44	%(6)	88%		121%		65%		67%		67%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Change in Independent Accountants (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as independent accountants of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new independent accountants.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ''cookies.'' ''Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You with Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies-such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an Affiliated Company Becomes a Nonaffiliated Third Party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Flexible Income Fund

Semiannual Report

April 30, 2011

DINSAN
IU11-01233P-Y04/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2011